Discontinued Operations	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
NOTE 9. DISCONTINUED OPERATIONS
Discontinued Operations
For discontinued operations, cost of services, as shown below, is primarily accruals or releases of over accruals for professional and general liability claims and bad debt expense. For a historical listing and description of the Company’s discontinued entities, see Part II, Item 8, “Financial Statements and Supplementary Data”,
Note 10—Discontinued Operations included in the Annual Report.
The following table summarizes the activity of discontinued operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in 000’s)	2021	2020	2021	2020
Cost of services	$62	$(6)	$75	$31

Net (loss) income	$(62)	$6	$(75)	$(31)

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets as of June 30, 2021 and December 31, 2020 are: (i) “Accounts payable” of $2.5 million and $2.6 million; and (ii) “Accrued Expenses” of $0.7 million and $0.7 million, respectively.

NOTE 9. DISCONTINUED OPERATIONS
Discontinued Operations
For discontinued operations, cost of services, as shown below, is primarily accruals or releases of over accruals for professional and general liability claims and bad debt expense. For a historical listing and description of the Company’s discontinued entities, see Note 10—
Discontinued Operations
in Part II, Item 8, “Financial Statements and Supplementary Data”,
included in the Annual Report.
The following table summarizes the activity of discontinued operations for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2021	2020	2021	2020
Cost of services	$22	$2	$97	$33

Net loss	$(22)	$(2)	$(97)	$(33)

The Company’s major classes of discontinued operation’s assets and liabilities included within the Company’s consolidated balance sheets as of September 30, 2021 and December 31, 2020 are: (i) “Accounts payable” of $2.5 million and $2.6 million; and (ii) “Accrued Expenses” of $0.7 million and $0.7 million, respectively.